UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                                 811-22219

                      Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
 333 Market Street, 29th floor, MAC A0119-291
          San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden
Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor
MAC A0119-291
          San Francisco, CA 94105
 (Name and address of agent for service)

registrant's telephone number, including area code:     (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Financial Statements for the
Period Ended July 31, 2010
(Unaudited)

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital
As of July 31, 2010 (Unaudited)

Assets

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the "Master Fund")	$40,124,141
Cash and cash equivalents	22,161
Investment in the Master Fund paid in advance	488,300
Total assets	40,634,602

Liabilities

Subscriptions received in advance	498,000
Directors' fees payable	2,833
Accrued expenses and other liabilities	39,459
Total liabilities	540,292

Members' Capital

Total members' capital	$40,094,310

Members' Capital per Unit

Units outstanding	31,520.7958
Net asset value per unit	$1,271.9955

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Operations
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Net Investment Income/(Loss) Allocated from Master Fund

Investment income	$66,813
Expenses	(306,521)
Net investment income/(loss) allocated from Master Fund	(239,708)

Fund Income

Interest	16

Fund Expenses

Accounting and administration services fees	33,195
Directors' fees	5,666
Professional fees	4,632
Custody fees	1,390
Registration fees	140
Other operating expenses	7,466
Total expenses	52,489
Net investment loss	(292,181)

Net Realized and Unrealized Gain/(Loss) on Investments Allocated from Master Fund

Net realized loss from investments	(587,777)
Net change in unrealized appreciation on investments	887,252
Total net realized and unrealized gain from investments	299,475

Net increase in members' capital resulting from operations	$7,294

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statements of Changes in Members’ Capital

	For the Period Ended July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010
Increase (Decrease) in Members' Capital

Operations

Net investment loss	$(292,181)	$(600,753)
Net realized loss from investments	(587,777)	(1,110,752)
Net change in unrealized appreciation on investments	887,252	3,663,063
Net increase in members' capital resulting from operations	7,294	1,951,558

Capital Transactions

Issuance of Units	6,735,244	2,554,695
Units tendered	(970,524)	(1,108,227)
Increase in members' capital derived from capital transactions	5,764,720	1,446,468

Members' Capital

Total increase in members' capital	5,772,014	3,398,026
Beginning of period	34,322,296	30,924,270
End of period	$40,094,310	$34,322,296

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Statement of Cash Flows
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Cash Used for Operating Activities

Net increase in members' capital resulting from operations	$7,294
Adjustments to reconcile net increase in members' capital resulting from operations to net cash used in operating activities:
Decrease in receivable for investment in the Master Fund sold	359,025
Increase in investment in the Master Fund paid in advance	(488,300)
Increase in accrued expenses and other liabilities	4,056
Net investment loss allocated from the Master Fund	239,708
Net realized loss from investments allocated from the Master Fund	587,777
Net change in unrealized appreciation on investments allocated from Master Fund	(887,252)
Purchases of interest in the Master Fund	(6,694,800)
Sales of interest in the Master Fund	970,524

Net cash used in operating activities	(5,901,968)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $498,000)	7,233,244
Payments on tender of Units (net of change in payable for Units tendered of $359,025)	(1,329,549)

Net cash provided by financing activities	5,903,695

Cash and Cash Equivalents

Net increase in cash and cash equivalents	1,727
Cash and cash equivalents at beginning of period	20,434
Cash and cash equivalents at end of period	$22,161

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
Consolidated Financial Highlights

	For the Period from February 1, 2010 to July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010	For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)
Net asset value at beginning of period	$1,272.8785	$1,198.8327	$1,370.4595
Income from investment operations:
Net investment loss(b)	(10.2389)	(22.8270)	(11.3671)
Net realized and unrealized gain/(loss) from investments	9.3559	96.8728	(160.2597)
Total from investment operations	(0.8830)	74.0458	(171.6268)
Net asset value at end of period	$1,271.9955	$1,272.8785	$1,198.8327
Total return	(0.07%)	6.18%	(12.52%)

Ratios to average net assets:

Expenses gross of waiver(c) (d)	2.00%	2.32%	2.49%
Expenses net of waiver(c) (d)	2.00%	2.20%	2.16%
Net investment loss(d)	(1.63%)	(1.86%)	(1.80%)

Members' capital, end of period (in thousands)	$40,094	$34,322	$30,924

(a)	Inception date.

(b)	Based on average units outstanding.

(c)	The expense ratio does not include expenses of the underlying funds in which the Master Fund invests.

(d)	Annualized for periods less than one year.

See the financial statements of the Master Fund for the portfolio turnover of the Master Fund.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the “TEI Fund”), a Delaware limited liability company, has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company since August 1, 2008.  The TEI Fund is a “feeder” fund in a “master-feeder” structure and indirectly invests substantially all of its investable assets in the Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”).  The Master Fund, the Offshore Feeder Fund, and the TEI Fund together are referred as the “Funds”. The TEI Fund is designed solely for investment by investors who are tax-exempt (“Tax-Exempt Members”) or who are non-United States persons.  The structure of the TEI Fund should enable Tax-Exempt Members to invest without receiving unrelated business taxable income, which would be taxable income to such Tax-Exempt Members regardless of their tax-exempt status.  The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements.  These financial statements are consolidated financial statements of the TEI Fund and the Offshore Feeder Fund.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the TEI Fund and the Offshore Feeder Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation – The TEI Fund invests substantially all of its assets in the Offshore Feeder Fund and owns 100% of the beneficial interests of the Offshore Feeder Fund. The Offshore Feeder Fund records its investment in the Master Fund at fair value based on the most recently determined net asset value per unit of the relevant series of the Master Fund.  The value of such investments in the Master Fund reflects the TEI Fund and Offshore Feeder Fund’s proportionate interest (27.61% at July 31, 2010) in the net assets of the Master Fund.  The performance of the TEI Fund is directly affected by the performance of the Master Fund. Valuation of the investments held by the Master Fund, including the categorization of fair value measurements, is discussed in the notes to the Master Fund’s financial statements, which are attached to this report. The TEI Fund and the Offshore Feeder Fund have the same investment objective and strategies as the Master Fund.

(b)  Income taxes – The TEI Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes.  The TEI Fund should not be subject to U.S. federal income tax, and each Tax-Exempt Member will be required to report on its own annual tax return, to the extent required, the Tax-Exempt Member’s distributive share of the TEI Fund’s taxable income or loss.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed each Fund's tax positions and has concluded that no provision for income tax is required in any Fund’s financial statements.  The TEI Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The TEI Fund filed 2008 and 2009 federal income tax returns as well as state income tax returns to Oregon, Pennsylvania and Utah.  These tax returns remain subject to examination by the Internal Revenue Service.

(c)  Investment transactions and investment income – Purchases and sales of interests in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on accrual basis.  The TEI Fund

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code.  Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method.  In addition, the TEI Fund records its own investment income and operating expenses on an accrual basis.

(d)  Cash and Cash Equivalents – The TEI Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The TEI Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the TEI Fund.

(e)  Distributions – The TEI Fund presently does not intend to make periodic distributions of its net income or gains, if any, to Tax-Exempt Members.  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the TEI Fund’s board of managers (the “TEI Fund Board”).

(f)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(g)  Operating Expenses – The TEI Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  The TEI Fund will also, based upon its interest in the Master Fund, bear a proportionate interest in the operating expenses paid by the Master Fund.

(h)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the TEI Fund and the Offshore Feeder Fund. On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation.  At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.  PFPC Trust Company (the “Custodian”) serves as the Custodian to the TEI Fund and the Offshore Feeder Fund.  PFPC Trust Company will not change its name until a later date to be announced.  The TEI Fund pays the Administrator and the Custodian in consideration of these services.  Under an agreement made between the Administrator and the TEI Fund, the Administrator agreed to waive the fees that were above 21.5 basis points of the assets of the Master Fund.  The fees included administration and accounting service fee, taxation service fee, regulatory administration service fee, and investor service fee.  This waiver agreement was in effect through July 31, 2009.

3.  Related Party Transactions

Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the TEI Fund and the Master Fund. WFAAM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  The Adviser is exempt from registering as a “commodity trading advisor” with the Commodity Futures Trading Commission (“CFTC”) under CFTC Rule 4.14(a)(8), and the Funds each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  As compensation for services and facilities provided by the Adviser under the terms of an investment advisory agreement entered into between the Master Fund and the Adviser dated as of July 31, 2008 (the “Advisory Agreement”), the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund. In addition, the TEI Fund Board has approved a service

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

agreement entered into between the TEI Fund and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the TEI Fund does not pay the Adviser a fee if and for so long as the Fund is invested solely in the Master Fund.

The placement agent for the TEI Fund is Wells Fargo Investments, LLC (“Placement Agent”).  Investors will be assessed a placement fee (“Placement Fee”) by the placement agent on subscriptions in the amount of 2.00% on the first $500,000 subscribed for in the TEI Fund, 1.00% on the next $500,000 subscribed for in the TEI Fund, and 0.50% on any amount over $1,000,000 subscribed for in the TEI Fund.  In addition, WFAAM may pay a portion of the Management Fees it receives from the Master Fund to the Placement Agent, its affiliates or their registered representatives.

4.  Investment Transactions

Costs of purchases of interests in the Master Fund for the period ended July 31, 2010 were $6,694,800.  Proceeds from sales of interests in the Master Fund for the period ended July 31, 2010 were $970,524.

5.  Capital Share Transactions

The TEI Fund offers and sells units of limited liability company interest (the “Units”) to investors eligible to invest in the TEI Fund.  The TEI Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit (“Unit Value”) of the TEI Fund as of the close of business on the last business day of the prior month.  The TEI Fund Board may discontinue accepting subscriptions at any time.  The minimum initial investment in the TEI Fund is $50,000.  The minimum additional investment is $10,000.  No Tax-Exempt Member of the TEI Fund or other person holding Units of the TEI Fund acquired from a Tax-Exempt Member will have the right to require the TEI Fund to redeem those Units.  The TEI Fund from time to time will offer to repurchase outstanding Units pursuant to written tenders by Tax-Exempt Members. Repurchase offers will be made at such times and on such terms as may be determined by the TEI Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units.

Transactions in capital were as follows:

For the Period Ended July 31, 2010	Unit(s)	Amount
Units issued	5,311	$6,735,244

Units tendered	(755)	(970,524)

Net increase	4,556	$5,764,720

6.  Risk Factors

An investment in the TEI Fund involves various risks.  The TEI Fund allocates assets to the Master Fund.  The Master Fund allocates assets to Trusts (as defined in the Master Fund’s financial statements) that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income,

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Notes to Consolidated Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

7.  Subsequent Events

Management has evaluated the impact of all subsequent events on the TEI Fund through financial statement issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited)

The Board of Managers of the Fund

The Fund’s Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund’s Board exercises the same powers, authority and responsibilities on behalf of the Fund, as is customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.  The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest).  The Offshore Feeder Fund does not have a board of directors.  The members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund.  The TEI Fund’s Board therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Fund’s Board (the “Managers of the Board”) are not required to contribute to the capital of the Fund or to hold Units of the Fund.  A majority of the Managers of the Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below.  Each manager who is deemed to be an “interested person” of the Fund as defined in the 1940 Act (an “Interested Manager”) is indicated by an asterisk.  The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Independent Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 47*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	5	None.
Dennis G. Schmal, 63	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Self-employed; Board Director and Consultant	5
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Tim Holmes, 48	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	5	None.

*	Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the applicable Feeder Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 5 closed-end registered investment companies, including the Fund.

Principal Officers who are not Independent Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Eileen Alden, 41	Treasurer	Since August 1, 2008
Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Dede Dunegan, 53	Chief Compliance Officer, Secretary	Since August 1, 2008
CCO of WFAAM since 2005, Vice President and Compliance Manager,  Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009; CCO of Osterweis Capital Management from 2000 to 2004.

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Compensation Committee will consider nominees to the registrant’s board of managers recommended by members, provided that such recommendations are submitted with reasonable advance written notice to the Chairperson of the Nominating and Compensation Committee.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

By (Signature and Title)* /s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date October 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date October 6, 2010

By (Signature and Title)* /s/ Eileen Alden
Eileen Alden, Treasurer
(principal financial officer)

Date October 6, 2010

* Print the name and title of each signing officer under his or her signature.